Deferred tax assets and liabilities - Tax loss carryforwards (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Unrecognized [Abstract]
Within five years	$ 3	$ 0
More than five years	443	438
Not subject to expiry	0	0
Gross value of tax loss carryforwards	446	438
Recognized [Abstract]
Within five years	29	45
More than five years	462	608
Not subject to expiry	681	776
Gross value of tax loss carryforwards	1,172	1,429
Within five years	32	45
More than five years	905	1,046
Not subject to expiry	681	776
Gross value of tax loss carryforwards	$ 1,618	$ 1,867